TAXES ON INCOME (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Domestic (Israel)	$ 2,824	$ 2,684	$ (443)
Foreign	2,948	1,529	897
Taxes on income, as reported in the statements of income	$ 5,772	$ 4,213	$ 454